iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.8%
Axon Enterprise, Inc.
(a)
..................... 2,901 $ 817,125
General Electric Co. ....................... 44,238 7,305,463
8,122,588
a
Air Freight & Logistics  — 0.5%
CH Robinson Worldwide, Inc. ................ 4,682 404,384
Expeditors International of Washington, Inc. ....... 5,823 704,001
United Parcel Service, Inc., Class B ............ 29,451 4,091,627
5,200,012
a
Automobile Components  — 0.1%
Aptiv PLC
(a)
............................. 11,034 918,691
a
Automobiles  — 2.1%
Rivian Automotive, Inc., Class A
(a)(b)
............. 29,426 321,332
Tesla, Inc.
(a)
............................. 115,982 20,654,074
20,975,406
a
Banks  — 1.0%
Citizens Financial Group, Inc. ................ 18,549 654,594
Huntington Bancshares, Inc. ................. 58,908 820,000
KeyCorp ............................... 37,529 539,292
PNC Financial Services Group, Inc. (The) ........ 16,098 2,533,664
Regions Financial Corp. .................... 37,181 719,452
Truist Financial Corp. ...................... 54,003 2,038,613
U.S. Bancorp ........................... 63,056 2,556,921
9,862,536
a
Beverages  — 2.2%
Coca-Cola Co. (The) ...................... 165,726 10,429,137
Keurig Dr Pepper, Inc. ..................... 43,785 1,499,636
PepsiCo, Inc. ........................... 55,615 9,615,834
21,544,607
a
Biotechnology  — 1.2%
Amgen, Inc. ............................ 21,685 6,632,357
Biogen, Inc.
(a)
........................... 5,882 1,323,097
Gilead Sciences, Inc. ...................... 50,457 3,242,871
Neurocrine Biosciences, Inc.
(a)
................ 4,026 545,161
11,743,486
a
Broadline Retail  — 0.5%
eBay, Inc. .............................. 20,960 1,136,451
Etsy, Inc.
(a)
............................. 4,803 304,846
MercadoLibre, Inc.
(a)
....................... 1,846 3,185,421
4,626,718
a
Building Products  — 0.9%
Allegion PLC ............................ 3,543 431,608
Carrier Global Corp. ....................... 32,780 2,071,368
Fortune Brands Innovations, Inc. .............. 5,093 356,816
Johnson Controls International PLC ............ 27,575 1,982,918
Lennox International, Inc. ................... 1,297 651,872
Owens Corning .......................... 3,520 637,366
Trane Technologies PLC .................... 9,188 3,008,703
9,140,651
a
Capital Markets  — 3.6%
Ameriprise Financial, Inc. ................... 4,054 1,770,017
Bank of New York Mellon Corp. (The) ........... 30,528 1,819,774
BlackRock, Inc.
(c)
......................... 6,027 4,653,025
Cboe Global Markets, Inc. ................... 4,269 738,494
Charles Schwab Corp. (The) ................. 60,998 4,469,933
FactSet Research Systems, Inc. ............... 1,542 623,369
Franklin Resources, Inc. .................... 11,719 276,568
Security Shares Value
a
Capital Markets (continued)
Intercontinental Exchange, Inc. ............... 23,170 $ 3,102,463
LPL Financial Holdings, Inc. .................. 3,013 862,351
MarketAxess Holdings, Inc. .................. 1,532 304,761
Moody's Corp. ........................... 6,648 2,639,190
Morgan Stanley .......................... 49,627 4,855,506
Nasdaq, Inc. ............................ 16,308 962,661
Northern Trust Corp. ....................... 8,255 695,401
Raymond James Financial, Inc. ............... 8,035 986,296
S&P Global, Inc. ......................... 12,959 5,540,102
State Street Corp. ........................ 12,218 923,559
T Rowe Price Group, Inc. ................... 9,050 1,066,362
36,289,832
a
Chemicals  — 1.7%
Air Products and Chemicals, Inc. .............. 8,995 2,398,966
Ecolab, Inc. ............................ 10,413 2,417,899
International Flavors & Fragrances, Inc. .......... 10,331 993,636
Linde PLC ............................. 19,503 8,493,946
LyondellBasell Industries NV, Class A ........... 10,535 1,047,390
PPG Industries, Inc. ....................... 9,524 1,251,549
16,603,386
a
Commercial Services & Supplies  — 0.3%
Cintas Corp. ............................ 3,695 2,505,099
Veralto Corp. ............................ 9,976 983,434
3,488,533
a
Communications Equipment  — 0.0%
Juniper Networks, Inc. ..................... 13,126 468,204
a
Construction & Engineering  — 0.2%
EMCOR Group, Inc. ....................... 1,904 740,009
Quanta Services, Inc. ...................... 5,923 1,634,392
2,374,401
a
Construction Materials  — 0.4%
CRH PLC, ADR .......................... 27,802 2,273,091
Martin Marietta Materials, Inc. ................ 2,497 1,428,484
3,701,575
a
Consumer Finance  — 1.0%
Ally Financial, Inc. ........................ 11,070 431,398
American Express Co. ..................... 23,309 5,594,160
Capital One Financial Corp. .................. 15,461 2,127,898
Discover Financial Services .................. 10,156 1,245,735
Synchrony Financial ....................... 16,463 721,079
10,120,270
a
Consumer Staples Distribution & Retail  — 0.5%
Albertsons Companies, Inc., Class A ............ 13,985 288,650
Kroger Co. (The) ......................... 27,742 1,452,849
Target Corp. ............................ 18,682 2,917,381
Walgreens Boots Alliance, Inc. ................ 29,673 481,296
5,140,176
a
Containers & Packaging  — 0.3%
Avery Dennison Corp. ...................... 3,258 741,488
Ball Corp. .............................. 12,739 884,469
International Paper Co. ..................... 13,314 600,328
Westrock Co. ........................... 10,398 557,749
2,784,034
a
Distributors  — 0.2%
Genuine Parts Co. ........................ 5,642 813,238
LKQ Corp. ............................. 10,795 464,509

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 1,553 $ 564,593
1,842,340
a
Diversified Telecommunication Services  — 0 .7%
Liberty Global, Ltd., Class C
(a)
................ 505 8,621
Verizon Communications, Inc. ................ 170,122 7,000,520
7,009,141
a
Electric Utilities  — 0.4%
Edison International ....................... 15,566 1,196,247
Eversource Energy ....................... 14,150 838,105
Exelon Corp. ............................ 40,453 1,519,010
NRG Energy, Inc. ......................... 8,689 703,809
4,257,171
a
Electrical Equipment  — 0.7%
Eaton Corp. PLC ......................... 16,181 5,385,846
Rockwell Automation, Inc. ................... 4,638 1,194,424
6,580,270
a
Electronic Equipment, Instruments & Components  — 0.2%
Keysight Technologies, Inc.
(a)
................. 7,063 978,084
Trimble, Inc.
(a)
........................... 9,882 550,230
1,528,314
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 40,500 1,355,940
Halliburton Co. .......................... 36,017 1,321,824
Schlumberger Ltd. ........................ 57,583 2,642,484
5,320,248
a
Entertainment  — 1.0%
Electronic Arts, Inc. ....................... 10,277 1,365,608
Take-Two Interactive Software, Inc.
(a)
............ 6,564 1,052,603
Walt Disney Co. (The) ..................... 74,223 7,712,512
10,130,723
a
Financial Services  — 4.1%
Equitable Holdings, Inc. .................... 13,257 550,033
Fidelity National Information Services, Inc. ........ 23,327 1,770,053
Fiserv, Inc.
(a)
............................ 23,890 3,577,766
Mastercard, Inc., Class A .................... 33,713 15,072,071
PayPal Holdings, Inc.
(a)
..................... 40,464 2,548,827
Visa, Inc., Class A ........................ 63,997 17,436,623
40,955,373
a
Food Products  — 0.6%
Bunge Global SA ......................... 5,803 624,345
Campbell Soup Co. ....................... 7,841 347,984
Conagra Brands, Inc. ...................... 19,344 577,999
General Mills, Inc. ........................ 22,844 1,570,525
Hormel Foods Corp. ....................... 12,189 377,615
J M Smucker Co. (The) ..................... 4,296 479,605
Kellanova .............................. 11,063 667,541
Lamb Weston Holdings, Inc. ................. 5,843 515,879
McCormick & Co., Inc., NVS ................. 10,187 735,705
5,897,198
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 6,104 707,576
a
Ground Transportation  — 1.1%
CSX Corp. ............................. 79,274 2,675,497
JB Hunt Transport Services, Inc. .............. 3,344 537,548
Knight-Swift Transportation Holdings, Inc., Class A .. 6,475 312,419
Old Dominion Freight Line, Inc. ............... 7,925 1,388,856
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 24,674 $ 5,744,601
10,658,921
a
Health Care Equipment & Supplies  — 1.2%
Align Technology, Inc.
(a)
..................... 2,894 744,366
Cooper Cos., Inc. The
(a)
.................... 8,042 758,441
Dexcom, Inc.
(a)
.......................... 15,599 1,852,693
Edwards Lifesciences Corp.
(a)
................ 24,331 2,114,121
GE HealthCare Technologies, Inc. ............. 17,504 1,365,312
Hologic, Inc.
(a)
........................... 9,498 700,762
IDEXX Laboratories, Inc.
(a)
................... 3,362 1,670,746
Insulet Corp.
(a)
........................... 2,833 501,979
Solventum Corp.
(a)
........................ 5,940 352,480
STERIS PLC ............................ 3,998 891,074
Teleflex, Inc. ............................ 1,904 398,069
Zimmer Biomet Holdings, Inc. ................ 8,299 955,630
12,305,673
a
Health Care Providers & Services  — 1.8%
Cencora, Inc. ........................... 7,265 1,646,031
Cigna Group (The) ........................ 11,481 3,956,582
DaVita, Inc.
(a)(b)
.......................... 2,171 319,398
Elevance Health, Inc. ...................... 9,415 5,069,789
HCA Healthcare, Inc. ...................... 8,027 2,727,173
Henry Schein, Inc.
(a)
....................... 5,200 360,568
Humana, Inc. ........................... 4,878 1,746,909
Labcorp Holdings, Inc. ..................... 3,403 663,279
Molina Healthcare, Inc.
(a)
.................... 2,371 745,869
Quest Diagnostics, Inc. ..................... 4,480 636,026
17,871,624
a
Health Care REITs  — 0.3%
Healthpeak Properties, Inc. .................. 28,712 571,369
Welltower, Inc. ........................... 23,019 2,386,380
2,957,749
a
Hotels, Restaurants & Leisure  — 2.1%
Booking Holdings, Inc. ..................... 1,383 5,222,693
Darden Restaurants, Inc. ................... 4,830 726,384
Domino's Pizza, Inc. ....................... 1,409 716,589
DoorDash, Inc., Class A
(a)
................... 11,434 1,258,998
Hilton Worldwide Holdings, Inc. ............... 10,171 2,040,302
McDonald's Corp. ........................ 29,175 7,553,116
Royal Caribbean Cruises Ltd.
(a)
............... 9,866 1,457,011
Yum! Brands, Inc. ........................ 11,384 1,564,503
20,539,596
a
Household Durables  — 0.4%
DR Horton, Inc. .......................... 12,084 1,786,015
NVR, Inc.
(a)
............................. 129 990,814
PulteGroup, Inc. ......................... 8,583 1,006,958
3,783,787
a
Household Products  — 2.2%
Church & Dwight Co., Inc. ................... 9,869 1,056,082
Clorox Co. (The) ......................... 5,022 660,694
Colgate-Palmolive Co. ..................... 31,643 2,941,533
Kimberly-Clark Corp. ...................... 13,633 1,817,279
Procter & Gamble Co. (The) ................. 95,213 15,666,347
22,141,935
a
Industrial Conglomerates  — 0.2%
3M Co. ................................ 22,364 2,239,531
a
Industrial REITs  — 0.4%
Prologis, Inc. ............................ 37,431 4,135,751
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance  — 2.2%
Aflac, Inc. .............................. 22,119 $ 1,987,835
Allstate Corp. (The) ....................... 10,673 1,787,941
Arch Capital Group Ltd.
(a)
................... 15,180 1,557,923
Assurant, Inc. ........................... 2,104 364,981
Hartford Financial Services Group, Inc. (The) ...... 12,032 1,244,710
Marsh & McLennan Companies, Inc. ............ 19,894 4,129,596
Principal Financial Group, Inc. ................ 9,515 780,611
Progressive Corp. (The) .................... 23,699 5,004,755
Prudential Financial, Inc. .................... 14,527 1,748,324
Travelers Companies, Inc. (The) ............... 9,266 1,998,676
Willis Towers Watson PLC ................... 4,147 1,058,688
21,664,040
a
Interactive Media & Services  — 7.7%
Alphabet, Inc., Class A
(a)
.................... 238,454 41,133,315
Alphabet, Inc., Class C, NVS
(a)
................ 206,524 35,926,915
77,060,230
IT Services  — 1.6%
Accenture PLC, Class A .................... 25,441 7,181,740
Akamai Technologies, Inc.
(a)
.................. 6,132 565,616
Gartner, Inc.
(a)
........................... 3,150 1,321,960
International Business Machines Corp. .......... 37,095 6,189,301
Twilio, Inc., Class A
(a)
...................... 7,118 408,573
15,667,190
a
Life Sciences Tools & Services  — 1.5%
Agilent Technologies, Inc. ................... 11,858 1,546,402
Avantor, Inc.
(a)
........................... 27,482 661,766
Bio-Techne Corp. ......................... 6,361 491,006
Danaher Corp. .......................... 28,467 7,310,326
IQVIA Holdings, Inc.
(a)
...................... 7,365 1,613,598
Mettler-Toledo International, Inc.
(a)
............. 865 1,214,538
Repligen Corp.
(a)(b)
........................ 2,144 319,649
Waters Corp.
(a)
.......................... 2,396 740,124
West Pharmaceutical Services, Inc. ............ 2,962 981,636
14,879,045
a
Machinery  — 2.3%
Caterpillar, Inc. .......................... 20,207 6,840,474
CNH Industrial N.V. ....................... 35,274 372,494
Cummins, Inc. ........................... 5,534 1,559,094
Deere & Co. ............................ 10,700 4,009,932
Dover Corp. ............................ 5,559 1,021,855
Fortive Corp. ............................ 14,218 1,058,388
Graco, Inc. ............................. 6,819 550,634
IDEX Corp. ............................. 3,061 638,647
Illinois Tool Works, Inc. ..................... 12,091 2,935,090
Ingersoll Rand, Inc. ....................... 16,325 1,519,041
Pentair PLC ............................ 6,690 544,432
Toro Co. (The) ........................... 4,225 338,803
Xylem, Inc. ............................. 9,783 1,379,599
22,768,483
a
Media  — 0.9%
Charter Communications, Inc., Class A
(a)
......... 3,798 1,090,482
Comcast Corp., Class A .................... 160,378 6,419,931
Fox Corp., Class A, NVS .................... 9,683 333,385
Fox Corp., Class B ........................ 5,720 182,697
Interpublic Group of Companies, Inc. (The) ....... 15,325 480,745
Omnicom Group, Inc. ...................... 7,924 736,615
Sirius XM Holdings, Inc. .................... 8,080 22,786
9,266,641
a
Metals & Mining  — 0.4%
Newmont Corp. .......................... 46,646 1,956,333
Nucor Corp. ............................ 9,742 1,644,937
Security Shares Value
a
Metals & Mining (continued)
Steel Dynamics, Inc. ....................... 6,080 $ 813,930
4,415,200
a
Mortgage REITs  — 0.0%
Annaly Capital Management, Inc. .............. 20,250 398,925
a
Multi-Utilities  — 0.4%
CMS Energy Corp. ........................ 12,059 758,873
Consolidated Edison, Inc. ................... 13,981 1,321,904
Sempra ............................... 25,579 1,970,350
4,051,127
a
Office REITs  — 0.0%
Boston Properties, Inc. ..................... 6,016 364,991
a
Oil, Gas & Consumable Fuels  — 1.5%
Cheniere Energy, Inc. ...................... 9,334 1,472,812
HF Sinclair Corp. ......................... 6,691 369,544
Kinder Morgan, Inc., Class P ................. 80,825 1,575,279
Marathon Petroleum Corp. .................. 14,581 2,575,151
ONEOK, Inc. ............................ 23,597 1,911,357
Phillips 66 .............................. 17,311 2,460,066
Targa Resources Corp. ..................... 8,555 1,011,458
Valero Energy Corp. ....................... 13,331 2,094,833
Williams Companies, Inc. (The) ............... 49,302 2,046,526
15,517,026
a
Passenger Airlines  — 0.0%
Delta Air Lines, Inc. ....................... 6,528 333,059
a
Pharmaceuticals  — 6.1%
Bristol-Myers Squibb Co. .................... 82,011 3,369,832
Catalent, Inc.
(a)
.......................... 7,323 393,904
Eli Lilly & Co. ........................... 32,701 26,825,938
Johnson & Johnson ....................... 97,509 14,301,645
Merck & Co., Inc. ......................... 102,481 12,865,465
Zoetis, Inc., Class A ....................... 18,527 3,141,438
60,898,222
a
Professional Services  — 0.8%
Automatic Data Processing, Inc. ............... 16,622 4,071,060
Broadridge Financial Solutions, Inc. ............ 4,766 956,870
Dayforce, Inc.
(a)
.......................... 5,980 295,771
Paychex, Inc. ........................... 13,109 1,575,178
Paylocity Holding Corp.
(a)
................... 1,824 259,318
TransUnion ............................. 7,859 565,219
7,723,416
a
Real Estate Management & Development  — 0.1%
CBRE Group, Inc., Class A
(a)
................. 12,370 1,089,426
a
Semiconductors & Semiconductor Equipment  — 15.4%
Advanced Micro Devices, Inc.
(a)
............... 65,395 10,914,425
Applied Materials, Inc. ..................... 33,621 7,231,205
Enphase Energy, Inc.
(a)
..................... 5,493 702,555
First Solar, Inc.
(a)
......................... 4,115 1,118,292
Intel Corp. ............................. 172,250 5,313,913
Lam Research Corp. ...................... 5,305 4,946,594
Lattice Semiconductor Corp.
(a)
................ 5,565 413,146
Marvell Technology, Inc. .................... 35,042 2,411,240
NVIDIA Corp. ........................... 101,160 110,904,743
NXP Semiconductors NV ................... 10,363 2,819,772
Texas Instruments, Inc. ..................... 36,824 7,181,048
153,956,933
a

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software  — 17.0%
Adobe, Inc.
(a)
............................ 18,128 $ 8,062,609
ANSYS, Inc.
(a)
........................... 3,533 1,121,551
Aspen Technology, Inc.
(a)
.................... 1,157 243,722
Atlassian Corp., Class A
(a)
................... 6,368 998,885
Autodesk, Inc.
(a)
.......................... 8,656 1,745,050
Cadence Design Systems, Inc.
(a)
.............. 11,031 3,158,286
Confluent, Inc., Class A
(a)
................... 8,221 213,499
DocuSign, Inc.
(a)
......................... 8,312 454,999
Fair Isaac Corp.
(a)
......................... 1,006 1,297,670
Gen Digital, Inc. .......................... 23,195 575,932
HubSpot, Inc.
(a)
.......................... 1,948 1,190,325
Intuit, Inc. .............................. 11,329 6,530,489
Manhattan Associates, Inc.
(a)
................. 2,491 546,874
Microsoft Corp. .......................... 285,632 118,574,412
Palo Alto Networks, Inc.
(a)
................... 13,074 3,855,653
PTC, Inc.
(a)
............................. 4,838 852,649
Salesforce, Inc. .......................... 39,250 9,201,770
ServiceNow, Inc.
(a)
........................ 8,295 5,449,234
Synopsys, Inc.
(a)
......................... 6,173 3,461,818
UiPath, Inc., Class A
(a)
..................... 17,719 217,235
Workday, Inc., Class A
(a)
.................... 8,538 1,805,360
Zscaler, Inc.
(a)
........................... 3,638 618,315
170,176,337
a
Specialized REITs  — 1.3%
American Tower Corp. ..................... 18,895 3,698,507
Crown Castle, Inc. ........................ 17,582 1,802,155
Digital Realty Trust, Inc. .................... 12,655 1,839,278
Equinix, Inc. ............................ 3,840 2,929,843
Iron Mountain, Inc. ........................ 11,860 956,983
SBA Communications Corp., Class A ............ 4,375 860,475
Weyerhaeuser Co. ........................ 29,520 886,486
12,973,727
a
Specialty Retail  — 3.2%
AutoZone, Inc.
(a)
......................... 700 1,938,958
Bath & Body Works, Inc. .................... 8,645 449,021
Best Buy Co., Inc. ........................ 7,844 665,328
Burlington Stores, Inc.
(a)
.................... 2,611 626,771
CarMax, Inc.
(a)(b)
.......................... 6,369 447,486
Home Depot, Inc. (The) .................... 40,100 13,428,287
Lowe's Companies, Inc. .................... 23,153 5,123,527
O'Reilly Automotive, Inc.
(a)
................... 2,389 2,301,228
TJX Companies, Inc. (The) .................. 45,845 4,726,620
Tractor Supply Co. ........................ 4,367 1,245,861
Ulta Beauty, Inc.
(a)
........................ 1,953 771,611
Williams-Sonoma, Inc. ..................... 2,470 724,253
32,448,951
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  — 0.5%
Hewlett Packard Enterprise Co. ............... 52,603 $ 928,443
HP, Inc. ............................... 39,550 1,443,575
NetApp, Inc. ............................ 8,351 1,005,711
Seagate Technology Holdings PLC ............. 8,054 750,955
Western Digital Corp.
(a)
..................... 13,198 993,677
5,122,361
a
Textiles, Apparel & Luxury Goods  — 0.7%
Deckers Outdoor Corp.
(a)
.................... 1,039 1,136,583
Lululemon Athletica, Inc.
(a)
................... 4,649 1,450,441
Nike, Inc., Class B ........................ 49,021 4,659,446
7,246,470
a
Trading Companies & Distributors  — 0.5%
Ferguson PLC ........................... 8,207 1,688,508
United Rentals, Inc. ....................... 2,719 1,820,126
WW Grainger, Inc. ........................ 1,791 1,650,335
5,158,969
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 7,883 1,030,860
Essential Utilities, Inc. ...................... 10,514 396,693
1,427,553
a
Total Long-Term Investments — 99.7%
(Cost: $835,819,552) ................................ 998,576,349
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(c)(d)(e)
...................... 781,434 781,668
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 3,080,331 3,080,331
a
Total Short-Term Securities — 0.4%
(Cost: $3,861,846) .................................. 3,861,999
Total Investments — 100.1%
(Cost: $839,681,398) ................................ 1,002,438,348
Liabilities in Excess of Other Assets — (0.1)% ............... (579,904)
Net Assets — 100.0% ................................. $ 1,001,858,444
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,150,322  $ —  $ (372,225)
(a)
$ 3,571  $ —  $ 781,668  781,434  $ 44,218
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,878,833  1,201,498
(a)
—  —  —  3,080,331  3,080,331  107,407  —
BlackRock, Inc. .. 5,850,210  414,986  (2,231,293) 116,187  502,935  4,653,025  6,027  121,085  —
$ 119,758  $ 502,935
$ 8,515,024
$ 272,710  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 12 06/21/24 $ 3,177 $ 26,995

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG MSCI USA Leaders ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 998,576,349 $ — $ — $ 998,576,349
Short-Term Securities
Money Market Funds ...................................... 3,861,999 — — 3,861,999
$ 1,002,438,348 $ — $ — $ 1,002,438,348
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 26,995 $ — $ — $ 26,995
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)